united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 12/31

Date of reporting period: 06/30/18

Item 1. Reports to Stockholders.

Princeton Long/Short Treasury Fund
Class A Shares: PTAAX
Class I Shares: PTAIX

Semi Annual Report
June 30, 2018

www.princetontreasuryfund.com
1-888-868-9501

Princeton Long/Short Treasury Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the period ended June 30, 2018, as compared to its benchmark:

			Annualized
			Since Inception** -
	Six Months	One Year	June 30, 2018
Princeton Long/Short Treasury Fund Class A	(5.37)%	(4.34)%	(2.14)%
Princeton Long/Short Treasury Fund Class A with load	(10.85)%	(9.85)%	(6.17)%
Princeton Long/Short Treasury Fund Class I	(5.25)%	(4.13)%	(1.78)%
Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index +	(1.62)%	(0.40)%	1.27%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s return would have been lower had the Advisor not waived fees or reimbursed expenses. The Fund’s total annual operating expenses before any fee waiver are 1.81% for Class A shares and 1.56% for Class I shares per the May 1, 2018, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.75% for Class A and 1.50% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

+	The Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors may not invest in the index directly.

**	Inception date for the fund is Feburary 1, 2017.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
U.S. Government Obligations	75.3%
Purchased Call Option	20.5%
Short-Term Investment	4.4%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Princeton Long/Short Treasury Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2018

			Notional	Strike	Exercise
	Counterparty	Contracts	Amount	Price	Price	Expiration	Value
PURCHASED CALL OPTION - 20.5%
Nomura Call Option (Cost $41,724,408) (a)	Nomura	40,086	$35,810,194	$0.0001	$893.33	2/21/2019	$35,809,794

Principal ($)		Value
	U.S. GOVERNMENT OBLIGATIONS - 75.3% ^
10,000,000	United States Treasury Bill, 0.000% due 7/05/2018	9,998,617
3,000,000	United States Treasury Bill, 0.000% due 7/12/2018	2,998,603
9,000,000	United States Treasury Bill, 0.000% due 7/19/2018	8,992,013
10,000,000	United States Treasury Bill, 0.000% due 7/26/2018	9,988,483
4,000,000	United States Treasury Bill, 0.000% due 8/2/2018	3,993,767
3,000,000	United States Treasury Bill, 0.000% due 8/9/2018	2,994,229
23,000,000	United States Treasury Bill, 0.000% due 8/23/2018	22,939,411
18,000,000	United States Treasury Bill, 0.000% due 8/30/2018	17,945,130
33,000,000	United States Treasury Bill, 0.000% due 9/13/2018	32,872,473
7,000,000	United States Treasury Bill, 0.000% due 9/20/2018	6,970,547
12,000,000	United States Treasury Bill, 0.000% due 9/27/2018	11,945,335
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $131,632,571)	131,638,608

Shares
	SHORT-TERM INVESTMENT - 4.4%
	MONEY MARKET FUND - 4.4%
7,819,368	Goldman Sachs Financial Square Funds - Government Fund, 1.61% * (Cost $7,819,368)	7,819,368

	TOTAL INVESTMENTS - 100.2% (Cost $181,176,347)	$175,267,770
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(417,342)
	NET ASSETS - 100.0%	$174,850,428

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

^	Zero Coupon Bonds.

(a)	The Nomura Call option invests in the Galaxy Plus Fund - ProfitScore Long/Short Feeder Fund (536) LLC (“GPPS”) that effectuates it’s trading strategy through the Galaxy Plus Fund - ProfitScore Long/Short Master Fund (536) LLC (“GPPSM”). The trading strategy of the GPPSM is a short quantative trading program that specializes in interest rate futures. Nomura invests into the Feeder (GPPS) and then the Feeder invests in the Master (GPPSM). GPPS charges a 2.0% management fee and 0% incentive fee. The redemption frequency is daily, with one business day’s notice.

At June 30, 2018 GPPSM held the following underlying investment:

	FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Counterparty	Expiration	Amount at Value	Loss
1,144	US Ultra Bond Future	UBS Securities LLC	Sep-18	$182,670,188	$(130,688)
	Total Unrealized Loss from Open Long Future Contracts				(130,688)

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2018

ASSETS
Investment securities:
At cost	$181,176,347
At fair value	$175,267,770
Receivable for Fund shares sold	195,517
Interest receivable	15,246
Prepaid expenses and other assets	39,203
TOTAL ASSETS	175,517,736

LIABILITIES
Payable for Fund shares repurchased	464,659
Investment advisory fees payable	150,996
Payable to related parties	17,937
Distribution (12b-1) fees payable	1,378
Accrued expenses and other liabilities	32,338
TOTAL LIABILITIES	667,308
NET ASSETS	$174,850,428

Net Assets Consist Of:
Paid in capital	$180,805,376
Accumulated net investment loss	(46,371)
Net unrealized depreciation of investments	(5,908,577)
NET ASSETS	$174,850,428

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,915,619
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	609,931
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.70
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$10.29

Class I Shares:
Net Assets	$168,934,809
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,332,009
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.75

(a)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2018

INVESTMENT INCOME
Interest	$1,124,399
TOTAL INVESTMENT INCOME	1,124,399

EXPENSES
Investment advisory fees	930,527
Distribution (12b-1) fees:
Class A	7,694
Administrative services fees	69,428
Accounting services fees	33,747
Registration fees	30,792
Custodian fees	23,207
Shareholder service fees	22,234
Legal fees	22,202
Audit and tax fees	20,198
Trustees fees and expenses	17,214
Printing and postage expenses	12,501
Compliance officer fees	6,541
Other expenses	6,071
Insurance expense	1,119
Transfer agent fees	456
TOTAL EXPENSES	1,203,931

Less: Fees waived by the Advisor	(33,161)
NET EXPENSES	1,170,770

NET INVESTMENT LOSS	(46,371)

REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized depreciation on investments	(10,161,242)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,161,242)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,207,613)

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2018	Period Ended
	(Unaudited)	December 31, 2017 **
FROM OPERATIONS
Net investment loss	$(46,371)	$(457,390)
Net change in unrealized appreciation/(depreciation) on investments and options written	(10,161,242)	4,252,665
Net increase/(decrease) in net assets resulting from operations	(10,207,613)	3,795,275

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,377,935	5,899,059
Class I	67,821,991	199,748,619
Payments for shares redeemed:
Class A	(3,722,717)	(2,377,942)
Class I	(63,661,245)	(28,822,934)
Net increase in net assets from shares of beneficial interest	6,815,964	174,446,802

TOTAL INCREASE(DECREASE) IN NET ASSETS	(3,391,649)	178,242,077

NET ASSETS
Beginning of Period	178,242,077	—
End of Period *	$174,850,428	$178,242,077
*Includes accumulated net investment loss of:	$(46,371)	$—

SHARE ACTIVITY
Class A:
Shares Sold	629,502	590,314
Shares Redeemed	(371,332)	(238,553)
Net increase in shares of beneficial interest outstanding	258,170	351,761

Class I:
Shares Sold	6,713,288	19,823,158
Shares Redeemed	(6,346,913)	(2,857,524)
Net increase in shares of beneficial interest outstanding	366,375	16,965,634

**	The Princeton Long/Short Treasury Fund commenced operations on February 1, 2017.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	June 30, 2018	Period Ended
Class A	(Unaudited)	December 31, 2017 (1)
Net asset value, beginning of period	$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.54)	0.31
Total from investment operations	(0.55)	0.25
Net asset value, end of period	$9.70	$10.25
Total return (3)(6)	(5.37)%	2.50%
Net assets, at end of period (000s)	$5,916	$3,607
Ratio of gross expenses to average net assets (4)(5)	1.54%	1.56%
Ratio of net expenses to average net assets (5)	1.50%	1.50%
Ratio of net investment loss to average net assets (5)	(0.26)%	(0.67)%
Portfolio Turnover Rate (6)	0%	0%

(1)	The Princeton Long/Short Treasury Fund Class A shares commenced operations on February 1, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	June 30, 2018		Period Ended
Class I	(Unaudited)		December 31, 2017 (1)
Net asset value, beginning of period	$10.29		$10.00
Activity from investment operations:
Net investment loss (2)	(0.00	) (7)	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.54)		0.34
Total from investment operations	(0.54)		0.29
Net asset value, end of period	$9.75		$10.29
Total return (3)(6)	(5.25)%		2.90%
Net assets, at end of period (000s)	$168,935		$174,635
Ratio of gross expenses to average net assets (4)(5)	1.29%		1.31%
Ratio of net expenses to average net assets (5)	1.25%		1.25%
Ratio of net investment loss to average net assets (5)	(0.04)%		(0.51)%
Portfolio Turnover Rate (6)	0%		0%

(1)	The Princeton Long/Short Treasury Fund Class I shares commenced operations on February 1, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2018

1.	ORGANIZATION

The Princeton Long/Short Treasury Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation with a secondary objective of providing income. The Fund commenced operations on February 1, 2017.

The Fund currently offers Class A, Class C and Class I shares. Currently, Class C shares are not available for purchase. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Advisor’s discretion. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options are valued based on the daily price reported from the counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be at amortized cost.

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund’s option investment is based off the performance of Galaxy Plus Fund – ProfitScore Long/Short Feeder Fund (536) LLC (“GPPS”). Gemini Alternative Funds, LLC (“GAF”) acts as the Sponsor for GPPS and Gemini Hedge Fund Services, LLC, provides administration services for GPPS. Both GPPS and Galaxy Plus Fund – ProfitScore Long/Short Master Fund (536) LLC (“GPPSM”) are sponsored by Gemini Alternative Funds. Both GFS and GAF are subsidiaries of NorthStar Financial Services which makes them affiliated companies. Further, one of GAF’s lines of business is to create investment vehicles for, as a means of making available, to qualified high net-worth individuals and institutional investors, a variety of third-party professional managed futures and foreign exchange advisors. GPPS is one such investment vehicle. So while the trading decisions of that investment are given to third party investment advisors through power of attorney, the vehicle remains an entity that is controlled, in all other aspects, by GAF. As of June 30, 2018 the fair value on the option contracts was $35,809,794. For the six months ended June 30, 2018, the Fund had realized gain/loss of $0 from options purchased contracts as disclosed on the Statement of Operations. The fair value on option contracts is disclosed on the statement of assets and liabilities.

As of June 30, 2018, the net change in unrealized depreciation on option purchased contracts was $10,161,242.

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agency	$—	$131,638,608	$—	$131,638,608
Purchased Call Option	—	35,809,794	—	35,809,794
Short Term Investment	7,819,368	—	—	7,819,368
Total	$7,819,368	$167,448,402	$—	$175,267,770

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

The derivative instruments outstanding as of June 30, 2018 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments subject to interest rate exposure during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. For the six months ended June 30, 2018, the net change in unrealized depreciation on the option contract was $10,161,242. The cumulative unrealized depreciation on the option contract is disclosed on the Statements of Assets and Liabilities. For the six months ended June 30, 2018, the Fund had realized loss of $0 from the option contract, as disclosed on the Statement of Operations.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Options Risk – There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with the Fund’s investment strategy.

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Statement of Operations.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and NFA fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2017, or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund incurred advisory fees of $930,527.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until February 28, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses; such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.50% and 1.25% per annum of the Fund’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

Operating Expenses subsequently exceed the Expense Limitation the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2018, the Fund waived $33,161 in fees.

The following amount previously waived by the Adviser are subject to recapture by the Funds by the following date:

12/31/2020
$57,307

The Trust, with respect to the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, respectively, and is paid to Foreside Distribution Services, L.P. (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2018, the Fund’s Class A shares incurred $7,694 in fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended June 30, 2018, the Distributor received $0 in underwriting commissions for sales of Class A shares.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Princeton Long/Short Treasury Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund made no distributions for the period ended December 31, 2017.

As of December 31, 2017, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$—	$4,252,665	$4,252,665

Permanent book and tax differences, primarily attributable to differences in book/tax treatment of net operating losses and non-deductible expenses, resulted in reclassification for the period ended December 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(457,390)	$457,390	$—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$181,176,347	$6,037	$(5,914,614)	$(5,908,577)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Princeton Long/Short Treasury Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2018

As a shareholder of the Princeton Long/Short Treasury Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Long/Short Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Net Expense Ratio
	Account Value	Account Value	During Period*	During Period **
Actual	1/1/2018	6/30/2018	1/1/2018 - 6/30/2018	1/1/2018 - 6/30/2018
Class A	$1,000.00	$946.30	$7.24	1.50%
Class I	1,000.00	947.50	6.04	1.25%

	Beginning	Ending	Expenses Paid	Net Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period **
(5% return before expenses)	1/1/2018	6/30/2018	1/1/2018 - 6/30/2018	1/1/2018 - 6/30/2018
Class A	$1,000.00	$1,017.36	$7.50	1.50%
Class I	1,000.00	1,018.60	6.26	1.25%

*	Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

DISTRIBUTOR
Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)    Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/07/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/07/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 09/07/18